Federal Income Taxes (Federal Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expense (benefit), continuing operations [Abstract]
Current	$ 3	$ 12	$ (61)
Deferred	364	853	(15)
Federal income tax expense (benefit)	$ 367	$ 865	$ (76)